DEBT	6 Months Ended
Jun. 30, 2015
DEBT
DEBT

7.DEBT

CREDIT FACILITIES

The following table provides a summary of the Company’s committed credit facilities as at June 30, 2015 and December 31, 2014.

		June 30, 2015			December 31, 2014
	Maturity Dates	Total Facilities	Draws1	Available	Total Facilities
(millions of Canadian dollars)
Liquids Pipelines	2016	300	300	-	300
Gas Distribution	2016-2019	1,009	688	321	1,008
Sponsored Investments	2016-2019	4,834	3,344	1,490	4,531
Corporate	2016-2019	14,876	8,067	6,809	12,772

Total committed credit facilities		21,019	12,399	8,620	18,611

1	Includes facility draws, letters of credit and commercial paper issuances that are back-stopped by the credit facility.

In addition to the committed credit facilities noted above, the Company also has $381 million (December 31, 2014 - $361 million) of uncommitted demand credit facilities, of which $86 million (December 31, 2014 - $80 million) was unutilized as at June 30, 2015.

Credit facilities carry a weighted average standby fee of 0.2% per annum on the unused portion and draws bear interest at market rates. Certain credit facilities serve as a back-stop to the commercial paper programs and the Company has the option to extend the facilities, which are currently set to mature from 2016 to 2019.

Commercial paper and credit facility draws, net of short-term borrowings, of $11,515 million (December 31, 2014 - $8,960 million) are supported by the availability of long-term committed credit facilities and therefore have been classified as long-term debt.